UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sun Valley Gold LLC

Address:    620 Sun Valley Road
            P.O. Box 2759
            Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter F. Palmedo
Title:      Managing Member, Sun Valley Gold LLC
Phone:      208-726-2327

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            November 14, 2012
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $2,430,346
                                           thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE       SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----  ----       ------ ----
AGNICO EAGLE MINES LTD        COM              008474108      6,826     131,564 SH         SOLE        NONE      131,564
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206     19,039     543,200     CALL   SOLE        NONE      543,200
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206     38,352   1,094,200 SH         SOLE        NONE    1,094,200
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206     11,121     317,300     PUT    SOLE        NONE      317,300
AURICO GOLD INC               COM              05155C105     24,767   3,543,185 SH         SOLE        NONE    3,543,185
AURIZON MINES LTD             COM              05155P106      8,908   1,696,825 SH         SOLE        NONE    1,696,825
BARRICK GOLD CORP             COM              067901108     54,466   1,304,259 SH         SOLE        NONE    1,304,259
COEUR D ALENE MINES CORP IDA  COM NEW          192108504     28,999   1,005,862 SH         SOLE        NONE    1,005,862
COMSTOCK MNG INC              COM              205750102      2,660     813,547 SH         SOLE        NONE      813,547
ELDORADO GOLD CORP NEW        COM              284902103     12,831     841,305 SH         SOLE        NONE      841,305
EXETER RES CORP               COM              301835104      3,465   2,064,017 SH         SOLE        NONE    2,064,017
GOLDEN MINERALS CO            COM              381119106        846     162,000 SH         SOLE        NONE      162,000
GOLDEN STAR RES LTD CDA       COM              38119T104      3,572   1,813,003 SH         SOLE        NONE    1,813,003
HUDBAY MINERALS INC           COM              443628102      9,817     996,800 SH         SOLE        NONE      996,800
IAMGOLD CORP                  COM              450913108      2,760     174,000 SH         SOLE        NONE      174,000
ISHARES SILVER TRUST          ISHARES          46428Q109    234,447   7,002,600     CALL   SOLE        NONE    7,002,600
ISHARES SILVER TRUST          ISHARES          46428Q109     28,150     840,800     PUT    SOLE        NONE      840,800
JAGUAR MNG INC                COM              47009M103      1,754   1,436,587 SH         SOLE        NONE    1,436,587
KIMBER RES INC                COM              49435N101      1,748   2,490,199 SH         SOLE        NONE    2,490,199
KINROSS GOLD CORP             COM NO PAR       496902404     79,761   7,812,052 SH         SOLE        NONE    7,812,052
KOBEX MINERALS INC            COM              49989C105        126     238,285 SH         SOLE        NONE      238,285
MAG SILVER CORP               COM              55903Q104     12,080     986,206 SH         SOLE        NONE      986,206
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100     39,462     735,000     PUT    SOLE        NONE      735,000
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589     46,382   1,876,296 SH         SOLE        NONE    1,876,296
MIDWAY GOLD CORP              COM              598153104        725     445,429 SH         SOLE        NONE      445,429
PAN AMERICAN SILVER CORP      COM              697900108     11,230     523,633 SH         SOLE        NONE      523,633
PRETIUM RES INC               COM              74139C102      8,854     675,700 SH         SOLE        NONE      675,700
PRIMERO MNG CORP              COM              74164W106     13,051   2,495,600 SH         SOLE        NONE    2,495,600
ROYAL GOLD INC                COM              780287108     36,468     365,300     PUT    SOLE        NONE      365,300
RUBICON MINERALS CORP         COM              780911103     27,268   7,263,300 SH         SOLE        NONE    7,263,300
SANDSTORM GOLD LTD            COM NEW          80013R206      8,088     630,436 SH         SOLE        NONE      630,436
SPDR GOLD TRUST               GOLD SHS         78463V107     37,017     215,350 SH         SOLE        NONE      215,350
SPDR GOLD TRUST               GOLD SHS         78463V107  1,516,018   8,819,700     CALL   SOLE        NONE    8,819,700
STILLWATER MNG CO             COM              86074Q102     60,041   5,092,508            SOLE        NONE    5,092,508
VISTA GOLD CORP               COM NEW          927926303     39,249  10,812,310 SH         SOLE        NONE   10,812,310